SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 209,749	$ 86,681
Revenue recognized	(235,766)	(90,781)
Unearned revenues received	153,109	223,426
Foreign exchange	1,855	(9,577)
Deferred income, ending	128,947	209,749
Current portion	105,005	165,237
Long-term portion	23,942	44,512
Deferred Income net	$ 128,947	$ 209,749